Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Abstract]
Retirement plan matching contribution expense	$ 9.2	$ 2.9	$ 1.2